Share-settled Debt Obligation - Related Party	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Related Party Transactions [Abstract]
Share-settled Debt Obligation - Related Party

NOTE 9 – SHARE-SETTLED DEBT OBLIGATION – RELATED PARTY

At December 31, and March 31, 2020, respectively, the Company is obligated for $194,579 in share-settled debt obligation – related party made up of $196,000 in principal owed and ($1,421) in discount on the debt. During the three and nine months ended December 31, 2020 the Company amortized $1,421 in debt discount to interest expense.

Effective September 1, 2020, the Company entered into two debt settlement agreements with David B. Masters, a director of the Company, pursuant to an Amendment to Promissory Note and a Promissory Note. The Amendment to Promissory Note extends, for up to an additional two years and under the same terms as originally entered into, the original promissory notes which were issued by Gel-Del Technologies, Inc., a wholly owned subsidiary of the Company, to Dr. Masters. Because this Amendment to Promissory Note simply extended the term over which the Company is required to pay back the outstanding balance this change has been treated as a debt modification. The outstanding principal of $59,642 and interest balance of $6,058 of the original promissory notes was $65,700 at the time of execution of the Amendment to Promissory Note; the terms of this Amendment to Promissory Note are interest accrual at a rate of 8% on an annual basis or 20% if the note is in default. The Amendment to Promissory Note requires monthly payments of $3,100 and a maturity date of June 30, 2022 provided however that if the Company shall achieve $1,500,000 in equity sales or achieve gross product sales of $1,500,000, the Company must pay the outstanding balance at that time.

The Promissory Note was entered into with an effective date of September 1, 2020 in a principal amount of $195,000, which represented David Masters’ release of any claim to the $195,000 in past accrued salary he was owed, it accrues interest at a rate of 3% per annum, has a maturity date of August 31, 2022, and required payments of $4,000 per month beginning when the Company’s sale of products reach $3,500,000. The reclassification of the $195,000 was treated as a debt modification.

A Settlement and General Release (“Settlement Agreement”) was also executed by Dr. Masters to the benefit of the Company as a settlement and general release of any and all past claims, demands, damages, judgements, causes of action and liabilities that Dr. Masters ever had, may have or may acquire against the Company and its subsidiaries, including, but not limited to any claims related to (a) the ownership, operation, business, or financial condition of the Company or its business, (b) any promissory note, loan, contract, agreement or other arrangement, whether verbal or written, including all unpaid interest charges, late fees, penalties or any other charges thereon, entered into or established between Dr. Masters’ and his affiliates and the Company on or prior to the Effective Date, or (c) the employment of Dr. Masters by the Company (except for claims directly relating to the breach of the Amendment to Promissory Note, the Promissory Note or the Consulting Agreement).

On October 15, 2020, the Company entered into a note conversion agreement with David Masters whereby the Company and Mr. Masters both agreed to convert his note payable in the then outstanding balance of $193,158 made up of $192,500 in principal and $658 in accrued interest into common stock and warrants pursuant to terms identical to what is agreed upon in our S-1 offering currently being conducted. Pursuant to this conversion agreement the Company agreed to convert $196,000 made up of $192,500 in principal and a conversion fee of $3,500 and Mr. Masters agreed to forego the interest accrued in the amount of $658. The conversion fee of $3,500 was treated as a discount on the debt and the $658 was treated as a reduction of the discount on debt. Therefore, upon inception the convertible balance of $196,000 was reduced by a discount on the debt of 2,842. As of December 31, 2020, the outstanding balance of this share-settled debt obligation had not yet been converted and is recorded as a liability due to the fact the Company had not agreed to terms of our S-1 offering currently being conducted.

At December 31, 2020, the Company was obligated for principal and accrued interest in the amounts of $-0- and $-0-, respectively, related to the Promissory Note and $49,826 and $-0-, respectively, related to the Amendment to Promissory Note.

NOTE 7 -RELATED PARTY NOTES PAYABLE

At March 31, 2020, the Company is obligated for a related party note payable and accrued interest in the total amount of $61,255 (2019: $85,752); the maturity date of this note is April 30, 2020. As of the date of this filing we are in default on this note. The related party note payable terms are accrual of interest at eight percent annually with payments of $3,100 per month, which are applied to interest first, then principal. The terms also include a stipulation that if the Company receives additional financing during any 24-month period from the date of the note in the amount greater than $3,500,000, the Company will immediately pay the officer the principal amount of the note along with all interest due.

During the year ended March 31, 2019, the Company entered into bridge note agreements with related parties totaling $70,000 in principal. Upon entering into these bridge note agreements, the note-holders were issued one warrant for every $2.00 in principal loaned to the Company. These warrants were exercisable at $1.11 for a term of three years and vested immediately. Pursuant to ASC 470 the relative fair value of the warrants attributable to a discount on the debt was $15,677. The note terms dictate 12% simple interest, compounding daily based on a 365-day year, paid out 6 months from the date of the note along with the principal amount loaned to the Company; these notes were to mature in calendar Q1 of 2019. The entire $70,000 in principal and $1,722 in accrued interest was converted into 215,166 shares of common stock at a rate of $.33 per share pursuant to bridge note conversion agreements in December of 2018.

An additional $13,333 in equity issuance expense was recognized due to a beneficial conversion feature whereby $20,000 of the $70,000 in principal was converted at $.33 per share when the stock price on the date of the conversion agreement was $.55 per share.

Also, pursuant to the bridge note conversion agreements, for every $2.00 in outstanding balance converted into equity the note-holder received one warrant exercisable at $.33 per share through December 31, 2018; 32,275 of these warrants were issued. The entire balance remaining in debt discount of $15,677 was charged to interest expense upon conversion of these notes.